IMPAIRMENT OF ASSETS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	$ 52,681	$ 51,325	$ 55,891
Arauco Canada Ltd. (Flakeboard Company Ltd) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	40,651	40,554
Arauco do Brasil S.A. (Pien mill) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	11,298	10,039
Arauco North America, Inc. (Prime-Line, Inc.) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	$ 732	$ 732